Payables, Accruals and Provisions	6 Months Ended
Jun. 30, 2024
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Payables, Accruals and Provisions
Note 13: Payables, Accruals and Provisions

	June 30,	December 31,

	2024	2023

Trade payables	222	181

Accruals	654	798

Provisions	98	92

Other current liabilities	53	43

Total payables, accruals and provisions	1,027	1,114